Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 Income Taxes

Income tax recovery differs from that which would be expected from applying the effective tax rates to the net income (loss) as follows:

	December 31,	December 31,
	2019	2018
Net loss for the year	$(42,263)	$(53,906)
Statutory and effective tax rates	27.0%	27.0%
Income taxes expenses (recovery) at the effective rate	$(11,406)	$(14,555)
Effect of change in tax rates		(3,417)
Tax benefit not recognized	11,406	17,972
Income tax expense (recovery) and income tax liability (asset)	$-	$-

As at December 31, 2019 the tax effect of the temporary timing differences that give rise to significant components of deferred income tax asset are noted below. A valuation allowance has been recorded as management believes it is more likely than not that the deferred income tax asset will not be realized.

	December 31,	December 31,
	2019	2018
Tax loss carried forward	$437,960	$395,697

Deferred tax assets	$118,244	$106,838
Valuation allowance	(118,244)	(106,838)

Deferred taxes recognized	$-	$-

The tax losses will expire between 2028 and 2039.